PROSPECTUS
----------
September 12, 1997

                   Merrill Lynch Domestic Money Market Fund
                 of Merrill Lynch Variable Series Funds, Inc.

               P.O. Box 9011, Princeton, New Jersey 08543-9011
                    <circle> Phone No. (609) 282-2800

                          _________________________

  Merrill Lynch Domestic Money Market Fund (the "Domestic Money Market Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Domestic Money Market Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Domestic Money Market Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Domestic Money Market Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

  THE DOMESTIC MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE DOMESTIC MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                             ____________________


  THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                              TABLE OF CONTENTS
                                  PAGE                                  PAGE
                                  ----                                  ----
  Yield Information.................3    Investment Adviser............. A-8
  Investment Objectives and              Portfolio Transactions and
     Policies.......................3      Brokerage....................A-11
  Portfolio Restrictions............3    Purchase of Shares.............A-11
Appendix                                 Redemption of Shares...........A-11
  The Insurance Companies.........A-1    Dividends, Distributions and
  Investment Objectives and                Taxes........................A-12
    Policies of the Funds.........A-1    Performance Data...............A-13
  Directors.......................A-7    Distribution Plan..............A-14
                                         Additional Information.........A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               YIELD INFORMATION

      Set forth below is yield information for the Class A Shares of the Domestic Money Market Fund for the seven-day period ended December 31, 1996, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield. Because no shares of Class B Common Stock were in issue as of or prior to December 31, 1996, the yield information below relates to the Class A Common Stock only. The following yield information should not be considered indicative of the results that the Fund's Class B Common Stock would have achieved had the Class B Common Stock been outstanding during the period shown above because the Class B Common Stock will be subject to a distribution fee, to which the Class A Common Stock was not subject, at an annual rate of 0.15% of the Fund's average daily net assets attributable to Class B Common Stock.

Annualized Yield:
  Including gains and losses........... 5.05%
  Excluding gains and losses........... 5.05%
Compounded Annualized Yield............ 5.18%
Average maturity of portfolio
  at end of period..................... 73 days


                      INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Domestic Money Market Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. There can be no assurance that the Domestic Money Market Fund will achieve its investment objectives.

      The Domestic Money Market Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, domestic depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, repurchase and reverse repurchase agreements of U.S. issuers and other money market instruments. As a matter of fundamental policy, which may be changed only with the approval of a majority of the Domestic Money Market Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Act" or the "Investment Company Act"), the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar or Yankeedollar bank obligations). U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Domestic Money Market Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Domestic Money Market Fund will be subject to portfolio maturity, quality and diversification restrictions discussed below.

      In addition, the Domestic Money Market Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate, (i.e. indexed and inverse securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities.


                            PORTFOLIO RESTRICTIONS

      For purposes of the investment policy of the Domestic Money Market Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Domestic Money Market Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

      The Domestic Money Market Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Domestic Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investor's Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

      A regulation of the Securities and Exchange Commission limits investments by the Domestic Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
----------
September 12, 1997

                       Merrill Lynch Reserve Assets Fund
                 of Merrill Lynch Variable Series Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                      <circle> Phone No. (609) 282-2800

                           _____________________

      Merrill Lynch Reserve Assets Fund (the "Reserve Assets Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Reserve Assets Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Reserve Assets Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Reserve Assets Fund's investment objectives and policies, please see page 3 of this document and the Appendix.


      THE RESERVE ASSET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE RESERVE ASSET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                             ____________________


      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Yield Information..................3      Investment Adviser................  A-8
  Investment Objectives and Policies.3      Portfolio Transactions and
  Portfolio Restrictions.............3        Brokerage........................A-11
Appendix                                    Purchase of Shares.................A-11
  The Insurance Companies..........A-1      Redemption of Shares...............A-11
  Investment Objectives and                 Dividends, Distributions and Taxes.A-12
    Policies of the Funds..........A-1      Performance Data...................A-13
  Directors........................A-7      Distribution Plan..................A-14
                                            Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               YIELD INFORMATION

      Set forth below is yield information for the Class A Shares of the Reserve Assets Fund for the seven-day period ended December 31, 1996, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield. Because no shares of Class B Common Stock were in issue as of or prior to December 31, 1996, the yield information below relates to the Class A Common Stock only. The following yield information should not be considered indicative of the results that the Fund's Class B Common Stock would have achieved had the Class B Common Stock been outstanding during the period shown above because the Class B Common Stock will be subject to a distribution fee, to which the Class A Common Stock was not subject, at an annual rate of 0.15% of the Fund's average daily net assets attributable to Class B Common Stock.

Annualized Yield:
  Including gains and losses............  5.01%
  Excluding gains and losses............  5.01%
Compounded Annualized Yield.............  5.14%
Average maturity of portfolio at
  end of period......................... 70 days


                      INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Reserve Assets Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. There can be no assurance that the Reserve Assets Fund will achieve its investment objectives.

      The Reserve Assets Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, securities of foreign issuers (including Eurodollar, Yankeedollar and foreign bank obligations) and repurchase and reverse repurchase agreements. U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Reserve Assets Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Reserve Assets Fund will be subject to the portfolio maturity, quality and diversification restrictions discussed below.

      In addition, the Reserve Assets Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Reserve Assets Fund may also invest in securities of foreign issuers and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities.


                            PORTFOLIO RESTRICTIONS

      For purposes of the investment policy of the Reserve Assets Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Reserve Assets Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

      The Reserve Asset Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Reserve Assets Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

      A regulation of the Securities and Exchange Commission limits investments by the Reserve Assets Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Reserve Assets Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
----------
September 12, 1997

                         Merrill Lynch Prime Bond Fund
                 of Merrill Lynch Variable Series Funds, Inc.

                 P.O. Box 9011, Princeton, New Jersey 08543-9011
                      <circle> Phone No. (609) 282-2800
                             ____________________

      Merrill Lynch Prime Bond Fund (the "Prime Bond Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). The Prime Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Prime Bond Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Prime Bond Fund's investment objectives and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________


      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                              TABLE OF CONTENTS
                                   PAGE                                        PAGE
                                   ----                                        ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                      INVESTMENT OBJECTIVES AND POLICIES

      The principal investment objective of the Prime Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Prime Bond Fund seeks capital appreciation when consistent with its principal objective. There can be no assurance that the Prime Bond Fund will achieve its investment objectives.

      The Prime Bond Fund invests primarily in securities rated in the top three rating categories of either Standard & Poor's (AAA, AA and A) or Moody's (Aaa, Aa and A). Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The financial risk of this Fund should be minimized by the credit quality of the bonds in which it will invest, but the long maturities that typically provide the best yield will subject the Fund to possible substantial price changes resulting from market yield fluctuations. The market prices of fixed-income securities such as those purchased by the Prime Bond Fund are affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

      Fund management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Fund within the overall investment guidelines. The Prime Bond Fund's investments will vary from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Prime Bond Fund anticipates that under normal circumstances more than 90% of the assets of the Fund will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The Prime Bond Fund does not intend to invest in common stock, rights or other equity securities. Under unusual market or economic conditions, the Prime Bond Fund for defensive or other purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market or other fixed-income securities deemed by the Investment Adviser to be consistent with the objectives of the Fund, or the Fund may hold its assets in cash.

   In addition, the Prime Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities.

PROSPECTUS
----------
September 12, 1997

                    Merrill Lynch High Current Income Fund
                 of Merrill Lynch Variable Series Funds, Inc.

               P.O. Box 9011, Princeton, New Jersey 08543-9011
                       <circle> Phone No. (609) 282-2800
                              ____________________

      Merrill Lynch High Current Income Fund (the "High Current Income Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The High Current Income Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the High Current Income Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the High Current Income Fund's investment objectives and policies, please see page 3 of this document and this Appendix.

      THE HIGH CURRENT INCOME FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS - RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________


      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                              TABLE OF CONTENTS
                                   PAGE
                                   ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                      INVESTMENT OBJECTIVES AND POLICIES

      The primary investment objective of the High Current Income Fund is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the High Current Income Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the High Current Income Fund will achieve its investment objectives.

      The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service Inc. ("Moody's") and BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's"), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard & Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this
Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

      Although  they  can  be expected to provide  higher  yields,  lower-rated securities such as those purchased by the High Current Income Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations that are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Because investment in such high-yield securities entails relatively greater risk of loss of income or principal, an investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund the Contracts for all Contract Owners. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS - RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      Selection and supervision by the management of the Company regarding investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors that may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While Merrill Lynch Asset Management, L.P. (the "Investment Adviser") considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the High Current Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher-rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard & Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the High Current Income Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

      When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the High Current Income Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

      The securities in the High Current Income Fund will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the High Current Income Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

      The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of the securities held by the High Current Income Fund during the year ended December 31, 1996.

                                                 %            % MARKET VALUE
                                                NET              CORPORATE
                 RATING*                       ASSETS              BONDS
                 -------                      --------         --------------
        BBB.............................       0.7%                 0.8%
        BB..............................      29.2                 33.8
        B...............................      47.5                 55.2
        CCC.............................       4.2                  4.7
        NR**............................       5.0                  5.5
                                                                  -----
                                                                  100.0%
                                                                  ======



* A description of corporate bond ratings of Standard & Poor's is set forth in Annex A of the Appendix to this Prospectus.
** Bonds that are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

      In addition, the High Current Income Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, and may from time to time enter into standby commitment agreements. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus.

PROSPECTUS
----------
September 12, 1997

                       Merrill Lynch Quality Equity Fund
                 of Merrill Lynch Variable Series Funds, Inc.

               P.O. Box 9011, Princeton, New Jersey 08543-9011
                       <circle> Phone No. (609) 282-2800

                           _______________________

      Merrill Lynch Quality Equity Fund (the "Quality Equity Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Quality Equity Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Quality Equity Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Quality Equity Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Quality Equity Fund's investment objective and policies, please see page 3 of this document, and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________


      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                              TABLE OF CONTENTS
                                   PAGE                                        PAGE
                                   ----                                        ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14


                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The Quality Equity Fund seeks to achieve the highest total investment return, or the aggregate of income and capital value changes, consistent with prudent risk. To do this, management will shift the emphasis among investment alternatives for capital growth, capital stability and income as market trends change. This "fully managed" investment policy distinguishes the Quality Equity Fund from investment companies which seek either capital growth or income. The Quality Equity Fund's investment philosophy is based on management's belief that the structure of the United States economy and its securities markets will undergo continuous change. The flexibility of the Fund is designed to reduce overall exposure to risk by achieving below-average volatility in a falling market and above-average volatility in a rising market. There can be no assurance that the Quality Equity Fund will achieve its investment objective.

      The Quality Equity Fund's fully managed investment approach will make use of equity, debt and convertible securities. The majority of the Fund's equity portfolio will be in the common stocks of large-capitalization, "quality" companies. For this purpose, "large capitalization" companies are considered to be those companies with market capitalizations in excess of $500 million. Management of the Company believes that a quality company is one which conforms closely to the following criteria: good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position and superior management skills. The earnings of quality companies generally tend to grow consistently. Whenever market or financial conditions warrant, the Quality Equity Fund may, in order to reduce risk and achieve the highest total investment return, invest in non-convertible, long-term debt securities, including "deep discount" corporate debt securities of investment grade or issues of fixed-income convertible securities which give the owner the option of a later exchange for common stock. Management expects that over longer periods the larger portion of the Quality Equity Fund's portfolio will consist of equity securities. During defensive periods, the Fund may invest in U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Merrill Lynch Asset Management L.P. (the "Investment Adviser") to be consistent with a defensive posture, or cash.

      OTHER INVESTMENTS AND RISKS

      In addition, the Quality Equity Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which may therefore be subject to restrictions on their transfer or resale. The Fund may also may invest in securities of foreign issuers, may from time to time be invested in non-dollar-denominated securities of foreign issuers, and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Quality Equity Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
----------
September 12, 1997

                    Merrill Lynch Special Value Focus Fund
                 of Merrill Lynch Variable Series Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                      <circle> Phone No. (609) 282-2800


      Merrill Lynch Special Value Focus Fund, formerly the Merrill Lynch Equity Growth Fund (the "Special Value Focus Fund"), is a diversified fund whose objective is long-term capital growth by investing primarily in common shares of small companies and of emerging growth companies regardless of size. The Special Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Special Value Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Special Value Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________


      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                              TABLE OF CONTENTS
                                   PAGE                                        PAGE
                                   ----                                        ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Special Value Focus Fund is to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Company believes have special investment value, and of emerging growth companies regardless of size. There can be no assurance that the Special Value Focus Fund will achieve its investment objective. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. The Special Value Focus Fund is intended to provide an opportunity for owners ("Contract Owners") of variable annuity contracts and/or variable life insurance contracts ("Contracts") who are not ordinarily in a position to perform the specialized type of research or analysis of small and emerging growth companies.

      Management seeks to identify those small emerging growth companies that can show significant and sustained increases in earnings over an extended period of time and are in sound financial condition. Management believes that, while these companies present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate substantially in excess of the general growth of the economy. The Special Value Focus Fund attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, financial structure, product development, marketing ability and other relevant factors. Full development of these companies frequently takes time and, for this reason, the Special Value Focus Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits.

      SMALL COMPANIES. Management seeks small companies that offer special investment value in terms of their product or service, research capability, or other unique attributes, and are relatively undervalued in the marketplace when compared with similar, but larger, enterprises. These companies typically have total market capitalizations in the $50-$300 million range and generally are little known to most individual investors, although some may be dominant in their respective industries. Underlying this strategy is management's belief that relatively small companies will continue to have the opportunity to develop into significant business enterprises. Some such companies may be in a relatively early stage of development; others may manufacture a new product or perform a new service. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

      EMERGING GROWTH COMPANIES. In selecting investments for the Special Value Focus Fund, management also seeks emerging growth companies that either occupy a dominant position in an emerging industry or subindustry or have a significant and growing market share in a large, fragmented industry. Management believes that capable and flexible management is one of the most important criteria of emerging growth companies and that such companies should employ sound financial and accounting policies and also demonstrate effective research, successful product development and marketing, efficient service and pricing flexibility. Emphasis is given to companies with rapid historical growth rates, above-average returns on equity and strong current balance sheets, all of which should enable the company to finance its continued growth. Management of the Company also analyzes and weighs relevant factors beyond the company itself, such as the level of competition in the industry, the extent of governmental regulation, the nature of labor conditions and other related matters.

      The Special Value Focus Fund emphasizes investments in companies that do most of their business in the United States and therefore are free of the currency exchange problems, foreign tax considerations and potential political and economic upheavals that many multinational corporations face. Moreover, the size and kinds of markets that they serve make these companies less susceptible than larger companies to intervention from the federal government by means of price controls, regulations or litigation.

      While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide ingredients not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the ingredients necessary to prosper.

      It should be apparent that an investment in a fund such as the Special Value Focus Fund involves greater risk than is customarily associated with more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Because of these factors, management of the Company believes that shares in the Special Value Focus Fund are suitable for Contract Owners who are in a financial position to assume above-average investment risk in search of above-average long-term reward. As indicated, the Special Value Focus Fund is designed for Contract Owners whose investment objective is growth rather than income. It is definitely not intended for exclusive funding of Contracts but is designed for Contract Owners who are prepared to experience above-average fluctuations in net asset value.

      The securities in which the Special Value Focus Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

      The investment emphasis of the Special Value Focus Fund is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks and rights to subscribe for common stock, and the Fund will maintain at least 80% of its net assets invested in equity securities of small or emerging growth companies except during defensive periods. The Special Value Focus Fund reserves the right as a defensive measure and to provide for redemptions to hold other types of securities, including non-convertible preferred stocks and debt securities, U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

      In addition, the Special Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
----------
September 12, 1997

                  Merrill Lynch Natural Resources Focus Fund
                 of Merrill Lynch Variable Series Funds, Inc.

               P.O. Box 9011, Princeton, New Jersey 08543-9011
                      <circle> Phone No. (609) 282-2800


      Merrill Lynch Natural Resources Focus Fund (the "Natural Resources Focus Fund") is a non-diversified fund whose objectives are achieving long-term growth of capital and protection of the purchasing power of shareholder's capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The Natural Resources Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Natural Resources Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Natural Resources Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                      INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Natural Resources Focus Fund are to achieve long-term growth of capital and to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. This investment objective is a fundamental policy and may not be changed without a vote of the majority of outstanding shares of the Natural Resources Focus Fund. The Natural Resources Focus Fund also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based securities"). Management of the Company will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource assets or are especially well positioned to benefit during particular portions of inflationary cycles. There can be no assurance that the Natural Resources Focus Fund will achieve its investment objectives.

      IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE NATURAL RESOURCES FOCUS FUND HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE COMPANY ANTICIPATES SIGNIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATIONARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF ITS ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Fund to liquidate portfolio securities and incur transaction costs. The Company has been advised by counsel that it is uncertain under the current federal tax law whether the Fund may concentrate its investments in gold and gold-related securities without adversely affecting the federal tax status of the variable annuity contracts and/or variable life insurance contracts ("Contracts"). Accordingly, management of the Company has determined that the Natural Resources Focus Fund will not concentrate its investments in such securities until counsel has advised the Company that such uncertainty has been resolved favorably.

      Management attempts to achieve the investment objectives of the Natural Resources Focus Fund by seeking to identify securities of companies which, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources which have economic value. Management will consider a company to have substantial natural resource assets when, in its opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets are expected to affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timber land, undeveloped real property and agricultural commodities. The Fund presently does not intend to invest directly in natural resource assets or contracts related thereto.

      Management of the Company believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

      The Natural Resources Focus Fund may use derivatives in connection with certain trading strategies. SEE ANNEX B OF THE APPENDIX TO THIS PROSPECTUS.

      The Natural Resources Focus Fund at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natural resource assets or in asset-based securities. Current income from dividends and interest will not be a primary consideration in selecting securities. The Fund reserves the right as a temporary defensive measure and to provide for redemptions, to hold short-term U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

      As indicated above, under certain circumstances, the Natural Resources Focus Fund has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

      The major producers of gold include the Republic of South Africa, Russia, the United States, Australia, Canada, the People's Republic of China and the Philippines. Sales of gold by Russia and the People's Republic of China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within Russia, the People's Republic of China and the Republic of South Africa may affect significantly gold production in those countries.

      OTHER INVESTMENTS AND RISKS

      In addition, the Natural Resources Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also engage in transactions for purpose of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio, on securities indicies the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase, may engage in transactions in futures, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

   The Natural Resources Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries.
Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Natural Resources Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. SEE "OTHER PORTFOLIO STRATEGIES-FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS FOR SPECIAL CONSIDERATIONS CONCERNING INVESTMENTS IN FOREIGN SECURITIES.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
----------
September 12, 1997

                     Merrill Lynch American Balanced Fund
                 of Merrill Lynch Variable Series Funds, Inc.

               P.O. Box 9011, Princeton, New Jersey 08543-9011
                  <circle> Phone No. (609) 282-2800
                        _______________________

      Merrill Lynch American Balanced Fund (the "American Balanced Fund") is a diversified fund whose objective is a level of current income and a degree of stability or principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities. The American Balanced Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the American Balanced Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the American Balanced Fund's investment objective and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                        PAGE
                                   ----                                        ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the American Balanced Fund is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. This investment objective is a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the American Balanced Fund. The American Balanced Fund will seek current income by investing a portion of its assets in a portfolio of intermediate to long-term debt, convertible debt, non-convertible and convertible term preferred stock and money market securities. The American Balanced Fund will seek capital appreciation primarily by investing a portion of its assets in equity securities, including perpetual preferred and convertible perpetual preferred stock. At all times the Fund will maintain at least 25% of its net assets in senior fixed income securities. As a non-fundamental policy, the Fund is not permitted to invest in securities of foreign issuers. There can be no assurance that the American Balanced Fund will achieve its investment objective.

      The Fund will normally limit its allocation of assets to equity securities to no more than 65% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securities or otherwise, the Fund will seek to reduce its equity position to less than 65% of net assets by selling such securities at such times and in such amounts as management of the Company deems appropriate in light of market conditions and other pertinent factors. SEE "DIVIDENDS, DISTRIBUTIONS AND TAXES-TAX TREATMENT OF THE COMPANY" IN THE APPENDIX TO THIS PROSPECTUS.

      The American Balanced Fund will generally emphasize investment in common stocks of larger-capitalization issuers and in investment-grade debt obligations. The Fund may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Under unusual market or economic conditions, the Fund for defensive purposes may invest up to 100% of its assets in short-term U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash.

      In addition, the American Balanced Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund is also permitted to invest in securities issued by foreign issuers and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in theAppendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
----------
September 12, 1997

                   Merrill Lynch Global Strategy Focus Fund
                 of Merrill Lynch Variable Series Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                       <circle> Phone No. (609) 282-2800

      Merrill Lynch Global Strategy Focus Fund (the "Global Strategy Focus Fund") is a non-diversified fund whose objective is high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Global Strategy Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Strategy Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Global Strategy Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. There can be no assurance that the Global Strategy Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. SEE "OTHER INVESTMENTS AND RISKS" BELOW.

      The Global Strategy Focus Fund seeks to achieve its objective by investing primarily in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Fund among these regions. Such allocation will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considerations and economic, social, financial, national and political factors which may affect the climate for investing within such securities markets. When, in the judgment of the Merrill Lynch Asset Management L.P. (the "Investment Adviser"), economic or market conditions warrant, the Fund reserves the right to concentrate its investments in one or more capital markets, including the United States.

      The corporate debt securities, including convertible debt securities, in which the Fund may invest will be rated BBB or better by Standard and Poor's Ratings Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or, in the opinion of the Investment Adviser, of comparable quality. The Fund may also invest in debt obligations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("supranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

      When market or financial conditions warrant, the Global Strategy Focus Fund may invest as a temporary defensive measure up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

      The Global Strategy Focus Fund may use derivatives in connection with certain trading strategies. SEE ANNEX B OF THE APPENDIX TO THIS PROSPECTUS.

      OTHER INVESTMENTS AND RISKS

      In  addition,  the  Global  Strategy  Focus  Fund  may  purchase  certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Global Strategy Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. For additional information concerning the risks of investing in foreign securities, SEE "OTHER PORTFOLIO STRATEGIES-FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      The Global Strategy Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to write (i.e., sell) call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and to purchase put options on securities held in its portfolio and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value of rate (i.e. indexed and inverse securities).

   A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
----------
September 12, 1997

                     Merrill Lynch Basic Value Focus Fund
                 of Merrill Lynch Variable Series Funds, Inc.

              P.O. Box 9011, Princeton, New Jersey 08543-9011
                     <circle> Phone No. (609) 282-2800
                        __________________________

      Merrill Lynch Basic Value Focus Fund (the "Basic Value Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Basic Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Basic Value Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Basic Value Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                      INVESTMENT OBJECTIVES AND POLICIES

        The investment objectives of the Basic Value Focus Fund are to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Basic Value Focus Fund will achieve its investment objectives. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.

        The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

        The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

        Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. THE BASIC VALUE FOCUS FUND ALSO MAY INVEST IN PREFERRED STOCKS AND NON-CONVERTIBLE DEBT SECURITIES RATED INVESTMENT GRADE AND UTILIZE COVERED CALL OPTIONS WITH RESPECT TO PORTFOLIO SECURITIES AS DESCRIBED IN ANNEX B TO THE APPENDIX OF THIS PROSPECTUS. The Fund reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

        In addition, the Basic Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund is also authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
----------
September 12, 1997

                     Merrill Lynch Global Bond Focus Fund
                 of Merrill Lynch Variable Series Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                       <circle> Phone No. (609) 282-2800

                           ________________________


        Merrill Lynch Global Bond Focus Fund, formerly, the Merrill Lynch World Income Focus Fund, (the "Global Bond Focus Fund") is a non-diversified fund whose objective is high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Bond Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock for the Global Bond Focus are issued for each Fund. The Company is offering shares of its Class B Common Stock pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this five page document and the attached Appendix. For more information on the Global Bond Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

        THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Bond Focus Fund is to seek to provide shareholders a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units. The Fund will, under normal conditions, invest at least 90% of its total assets in such fixed income securities. In pursuing its investment objective, the Global Bond Focus Fund will allocate its investments among different types of fixed income securities denominated in various currencies based upon Merrill Lynch Asset Management L.P.'s (the "Investment Adviser") analysis of the yield, maturity, potential appreciation and currency considerations affecting such securities. There can be no assurance that the Global Bond Focus Fund will achieve its investment objective. INVESTING ON AN INTERNATIONAL BASIS INVOLVES SPECIAL CONSIDERATIONS. SEE "OTHER INVESTMENTS AND RISKS" BELOW. The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

      The Global Bond Focus Fund may invest in United States and foreign government and corporate fixed income securities that have a credit rating of A or better by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that the Investment Adviser has determined to be of similar creditworthiness. The Fund may purchase fixed income securities issued by United States or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development ("supranational entities").

      INTERNATIONAL INVESTING. The Global Bond Focus Fund may invest in fixed income securities denominated in any currency or multinational currency unit. An illustration of a multinational currency unit is the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community, a Western European economic cooperative association including France, Germany, the
Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities (described further below), in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. SEE "OTHER INVESTMENTS AND RISKS" BELOW.

      It is anticipated that under current conditions the Global Bond Focus Fund will invest primarily in marketable securities denominated in the currencies of the United States, Canada, Western European nations, New Zealand and Australia, as well as in ECUs. Further, it is anticipated that such securities will be issued primarily by entities located in such countries and by supranational entities. Under normal conditions, the Fund's investments will be denominated in at least three currencies or multinational currency units. Under certain adverse conditions, the Fund may restrict the financial markets or currencies in which its assets will be invested. The Fund presently intends to invest its assets solely in the United States financial markets or United States dollar-denominated obligations only for temporary defensive purposes.

      The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Bond Focus Fund will invest in foreign government securities of issuers considered stable by the Investment Adviser. While investments in foreign government debt securities may involve special risks, the Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities. SEE "OTHER PORTFOLIO STRATEGIES - FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      ALLOCATION OF INVESTMENTS. In seeking to meet its investment objective, high current income will only be one of the factors that the Investment Adviser will consider in selecting portfolio securities for the Global Bond Focus Fund. As a general matter, in evaluating investments for the Fund, the Investment Adviser will consider, among other factors, the relative levels of interest rates prevailing in various countries, the potential appreciation of such investments in their denominated currencies and, for debt instruments not denominated in U.S. dollars, the potential movement in the value of such currencies compared to the U.S. dollar. Additionally, the Fund, in seeking capital appreciation, may invest in relatively low yielding instruments in expectation of favorable currency fluctuations or interest rate movements, thereby potentially reducing the Fund's current yield. In seeking income, the Fund may invest in short term instruments with relatively high yields (as compared to other debt securities) meeting the Fund's investment criteria, notwithstanding that the Fund may not anticipate that such instruments will experience substantial capital appreciation.

      The average maturity of the Global Bond Focus Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. As with all fixed income securities, changes in market yields will affect the Fund's asset value as the prices of portfolio securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do shorter-term securities. The Global Bond Focus Fund does not expect the average maturity of its portfolio to exceed ten years.

      OTHER INVESTMENTS AND RISKS

      In addition, the Global Bond Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Global Bond Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. The value of the Global Bond Focus Fund's holdings denominated in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of those investments insofar as United States investors are concerned will be affected by changes in the value of such currencies relative to the U.S. dollar. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Such currency fluctuations may have a substantial impact on the value of the Fund's holdings. The Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. The Global Bond Focus Fund may also invest in debt securities issued by foreign governments. SEE "OTHER PORTFOLIO STRATEGIES - FOREIGN SECURITIES" IN THE APPENDIX AND ANNEX B OF THE APPENDIX TO THIS PROSPECTUS.

      The Global Bond Focus Fund is also authorized to write (i.e., sell) call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio and may engage in transactions in futures.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and futures.

PROSPECTUS
----------
September 12, 1997

                    Merrill Lynch Global Utility Focus Fund
                 of Merrill Lynch Variable Series Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                     <circle> Phone No. (609) 282-2800

                          _______________________

      Merrill Lynch Global Utility Focus Fund, (the "Global Utility Focus Fund") is a diversified fund whose objective is capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser (defined below), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Global Utility Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Utility Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this seven page document and the attached Appendix. For more information on the Global Utility Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                      INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. There can be no assurance that the Global Utility Focus Fund will achieve its investment objective. The Fund may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk, as described in Annex B to the Appendix to this Prospectus. INVESTING ON AN INTERNATIONAL BASIS INVOLVES SPECIAL CONSIDERATIONS. SEE "OTHER INVESTMENTS AND RISKS" BELOW.

      The Global Utility Focus Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in equity and debt securities issued by domestic and foreign companies in the utilities industries. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. Government securities, money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. Except during temporary defensive periods, such securities or cash will not exceed 20% of its total assets. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Investment Adviser expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities.

      The Global Utility Focus Fund will invest in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Investment Adviser's judgment of the extent to which investments in each category will contribute to meeting the Fund's investment objective. Fixed income securities in which the Fund will invest generally will be limited to those rated investment grade, that is, rated in one of the four highest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., securities rated at least BBB by Standard & Poor's or Baa by Moody's), or deemed to be of equivalent quality in the judgment of the Investment Adviser. Securities rated Baa by Moody's are described by it as having speculative characteristics and, according to Standard & Poor's, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by Standard & Poor's or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by the Investment Adviser. The Fund may also invest up to 5% of its total assets at the time of purchase in fixed income securities having a minimum rating no lower than Caa by Moody's or CCC by Standard & Poor's. The Fund may, but need not, dispose of any security if it is subsequently downgraded. For a description of ratings of debt securities, see Annex A to the Appendix to this Prospectus.

      The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Fund may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

      A change in prevailing interest rates is likely to affect the Fund's net asset value because prices of debt and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

      UTILITY INDUSTRIES-DESCRIPTION AND RISKS. Under normal circumstances, the Global Utility Focus Fund will invest at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), debt securities and preferred stocks of domestic and/or foreign companies in the utility industries. To meet its objective of current income, the Fund may invest in domestic utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by domestic utility companies historically have significantly exceeded those of industrial companies' common stocks, while the prices of domestic utility stocks have tended to be less volatile than stocks of industrial companies. The Investment Adviser believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To pursue its objective of capital appreciation, the Fund may invest in foreign utility companies that pay lower than average dividends, but have a greater potential for capital appreciation.

      The utility companies in which the Fund will invest include companies that are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

      Investments in utility industries bear certain risks, including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations which may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

      Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future. The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Investment Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may be less profitable. The Investment Adviser seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

      Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the U.S., generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

      The principal sectors of the global utility industries are discussed below.

      ELECTRIC. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, certain of these companies generate cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates have declined, many utilities have refinanced high cost debt and in doing so have improved their fixed charges coverage. Regulators, however, have lowered allowed rates of return as interest rates have declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.

      In the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning of such plants.

      In October 1993, Standard & Poor's stiffened its debt-ratings formula for the electric utility industry, stating that the industry is in long-term decline. In addition, Moody's stated that it expected a drop in the next three years in its average credit ratings for the industry. Reasons set forth for these outlooks included slowing demand and increasing cost pressures as a result of competition from rival providers.

      TELECOMMUNICATIONS. The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the United States are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditional regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities. Technological breakthroughs and the merger of telecommunications with video and entertainment is now associated with the expansion of the role of cable companies as providers of utility services in the telecommunications industry and the competitive response of traditional telephone companies. Given mergers and certain marketing tests currently underway, it is likely that both traditional telephone companies and cable companies will soon provide a greatly expanded range of utility services, including two-way video and informational services.

      GAS. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decades, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.

      WATER. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

      INVESTMENT OUTSIDE THE UTILITY INDUSTRIES. The Global Utility Focus Fund is permitted to invest up to 35% of its assets in securities of issuers that are outside the utility industries. Such investments may include common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks. SEE "OTHER INVESTMENTS AND RISKS" BELOW.

      The Global Utility Focus Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in securities issued or guaranteed by foreign governments. Foreign government securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments. The foreign government securities in which the Fund intends to invest generally will consist of obligations supported by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

      Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the twelve member states of the European Economic
Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities will not be considered government securities for purposes of determining the Fund's compliance with diversification and concentration policies.

      OTHER INVESTMENTS AND RISKS

      In addition, the Global Utility Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Global Utility Focus Fund also may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Global Utility Focus Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in the foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. The Global U tility Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. SEE "OTHER PORTFOLIO STRATEGIES - FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      The Global Utility Focus Fund may from time to time enter into standby commitment agreements, engage in transactions in futures, invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities), and, is authorized to write (i.e., sell) call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, and to purchase put options on securities held in its portfolio.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
----------
September 12, 1997

                 Merrill Lynch International Equity Focus Fund of Merrill Lynch Variable Series Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                      <circle> Phone No. (609) 282-2800
                           __________________________

      Merrill Lynch International Equity Focus Fund, (the "International Equity Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The International Equity Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the International Equity Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this five page document and the attached Appendix. For more information on the International Equity Focus Fund's investment objectives and policies, please see page 3 of this documents and the Appendix.

     THE INTERNATIONAL EQUITY FOCUS FUND MAY INVEST IN HIGH YIELD - HIGH RISK SECURITIES (INCLUDING "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS - RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                      INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the International Equity Focus Fund are to seek capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the International Equity Focus Fund will achieve its investment objectives. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B of the Appendix to this Prospectus. INVESTING ON AN INTERNATIONAL BASIS INVOLVES SPECIAL CONSIDERATIONS. INVESTING IN SMALLER CAPITAL MARKETS ENTAILS THE RISK OF SIGNIFICANT VOLATILITY IN THE FUND'S SECURITY PRICES. The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The International Equity Focus Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

      The International Equity Focus Fund will invest in an international portfolio of securities of foreign companies located throughout the world. While there are no prescribed limits on the geographic allocation of the Fund's investments, management of the Fund anticipates that a substantial portion of its assets will be invested in the developed countries of Europe and the Far East. For the reasons stated below, management of the Fund will give special attention to investment opportunities in the developing countries of the world, including, but not limited to Latin America, the Far East and Eastern Europe. It is anticipated that a significant portion of the Fund's assets may be invested in such developing countries.

      The allocation of the International Equity Focus Fund's assets among the various foreign securities markets will be determined by Merrill Lynch Asset Management, L.P. (the "Investment Adviser") based primarily on its assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Within such allocations, the Investment Adviser will seek to identify equity investments in each market that are expected to provide a total return that equals or exceeds the return of such market as a whole.

      A significant portion of the International Equity Focus Fund's assets may be invested in developing countries. This allocation of the Fund's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called

"emerging" countries (such as Malaysia, Mexico and Thailand), which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Because of the general illiquidity of the capital markets in certain developing countries, the Fund may invest in a relatively small number of leading or relatively actively traded companies in the capital markets of such a country in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of that country's capital markets as a whole.

      While the International Equity Focus Fund will primarily emphasize investments in common stock, the Fund may also invest in preferred stocks, convertible debt securities and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks (collectively, "equity securities"). The Fund may also invest in non-equity securities, including debt securities, cash or cash equivalents denominated in U.S. dollars or foreign currencies and short-term securities, including money market instruments. Under certain adverse investment conditions, for defensive purposes, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in short-term obligations of U.S. issuers. Investments made for defensive purposes will be maintained only during periods in which the Investment Adviser determines that economic or financial conditions are adverse for holding or being fully invested in equity securities of foreign issuers.

      The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, typically issued by an American bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

      The International Equity Focus Fund also may invest up to 35% of its net assets in longer-term, non-convertible debt securities emphasizing debt securities which offer the opportunity for capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund.

      The International Equity Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples  include  the International  Bank  for  Reconstruction  and
Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      OTHER INVESTMENTS AND RISKS

      In addition, the International Equity Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale.

      The International Equity Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. SEE "RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. SEE "OTHER PORTFOLIO STRATEGIES - FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      The International Equity Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the International Equity Focus Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      The International Equity Focus Fund may also invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks that are often heightened for investments in smaller capital markets. There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. SEE "OTHER PORTFOLIO STRATEGIES
- FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      The International Equity Focus Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, engage in transactions in futures and options thereon, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
----------
September 12, 1997

              Merrill Lynch Developing Capital Markets Focus Fund
                 of Merrill Lynch Variable Series Funds, Inc.

             P.O. Box 9011, Princeton, New Jersey 08543-9011
                    <circle> Phone No. (609) 282-2800
                        _______________________

      Merrill Lynch Developing Capital Markets Focus Fund, (the "Developing Capital Markets Focus Fund") is a non-diversified fund whose objective is long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.The Developing Capital Markets Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Developing Capital Markets Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this five page document and the attached Appendix. For more information on the Developing Capital Markets Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.


      THE DEVELOPING CAPITAL MARKETS FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS - RISKS OF HIGH YIELD SECURITIES." IN THE APPENDIX TO THIS PROSPECTUS.
                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.
BEGIN

                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. The Developing Capital Markets Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus. INVESTING ON AN INTERNATIONAL BASIS INVOLVES SPECIAL CONSIDERATIONS. INVESTING IN SMALLER CAPITAL MARKETS ENTAILS THE RISK OF SIGNIFICANT VOLATILITY IN THE FUND'S SECURITY PRICES. SEE "OTHER INVESTMENTS AND RISKS" BELOW. The Developing Capital Markets Focus Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Developing Capital Markets Focus Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

      For purposes of its investment objective, the Developing Capital Markets Focus Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1996, those countries' equity market capitalizations totalled approximately 69.84% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

      The Developing Capital Markets Focus Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

      Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

      In its investment decision-making, Merrill Lynch Asset Management, L.P. (the "Investment Adviser") will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

      The Developing Capital Markets Focus Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. SEE "OTHER INVESTMENTS AND RISKS" BELOW. Such income can be used, however, to offset the operating expenses of the Fund.

      The Developing Capital Markets Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples  include  the International  Bank  for  Reconstruction  and
Development (the "World Bank"),  the  European  Steel  and  Coal Community, the
Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      For purposes of the Developing Capital Markets Focus Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

      The Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, which are often heightened for investments in smaller capital markets, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes. SEE "OTHER INVESTMENTS AND RISKS" BELOW.

      There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. SEE "OTHER PORTFOLIO STRATEGIES - FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      The Fund reserves the right, as a temporary defensive measure or to provide for redemptions or in anticipation of investment in countries having smaller capital markets, to hold cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities, including money market securities. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore there may not be a correlation between such information and the market value of such ADRs.

      OTHER INVESTMENTS AND RISKS

      In addition, the Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale.

      The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. SEE "RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.


      The Developing Capital Markets Focus Fund invests in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. SEE "OTHER PORTFOLIO STRATEGIES -FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

      The Developing Capital Markets Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      The Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements and is authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, and may engage in transactions in futures.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options, futures and foreign exchange transactions.

PROSPECTUS
----------
September 12, 1997

                      Merrill Lynch Government Bond Fund
                 of Merrill Lynch Variable Series Funds, Inc.

                 P.O. Box 9011, Princeton, New Jersey 08543-9011
                      <circle> Phone No. (609) 282-2800


      Merrill Lynch Government Bond Fund, formerly, Merrill Lynch Intermediate Government Bond Fund (the "Government Bond Fund") is a diversified fund whose objective is the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Government Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Government Bond Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Government Bond Fund's investment objective and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Government Bond Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund's assets will be invested in such securities. Depending on market conditions, an average maturity of six to fifteen years is anticipated. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Fund may be invested in money market securities or a liquid asset fund to effectively utilize cash reserves. There can be no assurance that the Government Bond Fund will achieve its investment objective.

      Certain of the securities in which the Government Bond Fund invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government but are issued by U.S. Government agencies, instrumentalities or government-sponsored enterprises. Such securities are generally supported only by the credit of the agency, instrumentality or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Fund will invest, interest rate fluctuations may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

      The U.S. Treasury Department has enacted regulations prescribing diversification standards to be met by investment company portfolios to which the investment base for any variable annuity policy has been allocated as a condition to such policies being treated as variable annuity contracts under the Internal Revenue Code of 1986, as amended. The regulations limit the percentage of the total assets of any investment company portfolio which may be invested in securities of any five or fewer issuers, including a requirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury are not excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities will be treated as a separate issuer for purposes of the diversification standards.

      In addition, the Government Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities.

PROSPECTUS
----------
September 12, 1997

                         Merrill Lynch Index 500 Fund
                 of Merrill Lynch Variable Series Funds, Inc.

               P.O. Box 9011, Princeton, New Jersey 08543-9011
                      <circle> Phone No. (609) 282-2800


      Merrill Lynch Index 500 Fund (the "Index 500 Fund") is a non-diversified fund whose objective is investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Index 500 Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Index 500 Fund pursuant to this Prospectus. Each Fund's Class B Common
Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Index 500 Fund's investment objective and policies, please see page 3 of this document and the Appendix.


                             ____________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                             ____________________

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


                              TABLE OF CONTENTS
                                   PAGE                                         PAGE
                                   ----                                         ----
  Investment Objectives and Policies..3      Portfolio Transactions and
Appendix                                       Brokerage........................A-11
  The Insurance Companies...........A-1      Purchase of Shares.................A-11
  Investment Objectives and                  Redemption of Shares...............A-11
    Policies of the Funds...........A-1      Dividends, Distributions and Taxes.A-12
  Directors.........................A-7      Performance Data...................A-13
  Investment Adviser................A-8      Distribution Plan..................A-14
                                             Additional Information.............A-14

                             ____________________

               MERRILL LYNCH ASSET MANAGEMENT-INVESTMENT ADVISER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-DISTRIBUTOR

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                       INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Index 500 Fund is to seek to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

      The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's Rating Group ("Standard & Poor's"), a division of the McGraw-Hill Companies, Inc. Standard & Poor's criteria for selecting common stocks to include in the S&P 500 Index is based on factors such as market capitalization, trading activity and the adequacy of representation of particular industries, and favors U.S.-traded stocks of large companies that are among the most dominant in their industries. The S&P 500 Index is generally considered broadly representative of the performance of large-capitalization publicly traded common stocks in the U.S. The inclusion of a stock in the S&P 500 Index does not imply that Standard & Poor's believes the stock to be an attractive investment.

      The Index 500 Fund will not attempt to buy or sell securities based on Merrill Lynch Asset Management, L.P.'s (the "Investment Adviser") economic, financial or market analysis, but will instead employ a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to be strongly correlated with that of the S&P 500 Index. The Index 500 Fund may invest in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in the S&P 500 Index, or may invest in a statistically selected sample of the 500 stocks which comprise the S&P 500 Index designed, based on market capitalizations, industry weightings and financial attributes, to have aggregate investment characteristics similar to those of the S&P 500 Index as a whole. The Index 500 Fund may also (i) purchase common stocks not included in the S&P 500 Index as a proxy for certain common stocks included in the S&P 500 Index when the Investment Adviser believes it is an efficient means of replicating the performance of that index to do so, and (ii) invest in options and future contracts linked to the performance of the S&P 500 Index or of common stocks represented in the index.

      Under normal circumstances, it is expected that the Index 500 Fund will invest at least 90% (65% if the Index 500 Fund's assets are below $20 million) of its assets in common stocks represented in the S&P 500 Index and related options and futures contracts. The Index 500 Fund may invest a substantial portion of its assets in options and futures contracts in order to gain market exposure efficiently in the event of subscriptions, to maintain liquidity in the event of redemptions and to minimize trading costs. The Index 500 Fund may also invest in short-term fixed income instruments as cash reserves. The Index 500 Fund will not invest in short-term fixed income instruments, options or futures contracts for the purpose of implementing a defensive market strategy by lowering the Fund's exposure to common stocks to protect against a potential stock market decline, but instead will attempt to remain fully invested without regard to the Investment Adviser's market analysis. The Fund may, however, hold short-term fixed income instruments for temporary cash management purposes.

      The foregoing investment techniques are expected to be an effective means of substantially duplicating the aggregate price and yield performance of the S&P 500 Index at such times when the Index 500 Fund is not fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. To the extent the Index 500 Fund utilizes the foregoing investment techniques, the Fund may not track the S&P 500 Index with the same degree of accuracy as the Fund would if it were fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. However, the principal advantage of the foregoing investment techniques is to provide an efficient means to invest in the universe of stocks of the S&P 500 Index. The Fund is expected to provide broad diversification, and will seek to operate at low costs due to its "passive" approach to portfolio management and anticipated low portfolio turnover rate.

      In addition, the Index 500 Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the S&P 500 Index. SEE "OTHER PORTFOLIO STRATEGIES-FOREIGN SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio and may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                                   APPENDIX



            This Appendix constitutes part of the Prospectus of Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, and Merrill Lynch Index 500 Fund (hereinafter referred to as the "Funds" or individually as a "Fund").




                               TABLE OF CONTENTS


THE INSURANCE COMPANIES ...................................................A-1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS ...........................A-1

DIRECTORS .................................................................A-7

INVESTMENT ADVISER ........................................................A-8

PORTFOLIO TRANSACTIONS AND BROKERAGE .....................................A-11

PURCHASE OF SHARES .......................................................A-11

REDEMPTION OF SHARES .....................................................A-11

DIVIDENDS, DISTRIBUTIONS AND TAXES .......................................A-12

PERFORMANCE DATA .........................................................A-13

DISTRIBUTION PLAN ........................................................A-14

ADDITIONAL INFORMATION ...................................................A-14

ANNEX A - DESCRIPTIONS OF TEMPORARY INVESTMENTS AND
          CORPORATE BOND RATINGS.....................................Annex A-1

ANNEX B - DESCRIPTIONS OF DERIVATIVE INSTRUMENTS.....................Annex B-1

                                   APPENDIX


                            THE INSURANCE COMPANIES

      The Company was organized to fund benefits under contracts issued by Family Life Insurance Company ("Family Life"), formerly a wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."). On June 12, 1991, Family Life was sold to a non-affiliated corporation and most (although not all) of its contracts were transferred to Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"). Shares of the Funds currently are sold to separate accounts ("Separate Accounts") of Family Life, MLLIC and ML of New York as well as other insurance companies not affiliated with Family Life, MLLIC or ML of New York (together with MLLIC, ML of New York and Family Life, "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (together, "Contracts") issued by such companies.

      The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. The Contract is described in the prospectus for each Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. MLLIC and ML of New York are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

      Each Fund of the Company has a different investment objective, which it pursues through separate investment policies as described in the Fund's Prospectus (of which this Appendix is a part). The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act") except for the Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund and the Natural Resources Focus Fund, each of which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected.

      FIXED INCOME SECURITY RATINGS. No Fund other than the Developing Capital Markets Focus Fund, the High Current Income Fund and the International Equity Focus Fund invests in fixed-income securities rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("Standard & Poor's")). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Annex A of this Appendix for a fuller description of corporate bond ratings.

NON-DIVERSIFIED FUNDS

      The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resources Focus Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code" or the "Internal Revenue Code"). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

      The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

      RESTRICTED SECURITIES. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A that are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

      Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

      FOREIGN SECURITIES. The Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, High Current Income, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity and Reserve Assets Funds may invest in securities of foreign issuers. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index").
Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Natural Resources Focus and Global Strategy Focus Funds, will concentrate its investments in any particular country. The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus and Natural Resources Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund of the Company other than the Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Natural Resources Focus and Quality Equity Funds will purchase only securities issued in dollar denominations.

      Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets.

      There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

      Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

      As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience. Due to its emphasis on securities of issuers located in smaller capital markets, each of the Developing Capital Markets Focus Fund and the International Equity Focus Fund should be considered as a vehicle for diversification and not as a balanced investment program.

      Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

      As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

      The Developing Capital Markets Focus and International Equity Focus Funds intend to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

      A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

      In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

      LENDING OF PORTFOLIO SECURITIES. Each Fund of the Company may from time to time lend securities (but not in excess of 20% of its total assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

       FORWARD COMMITMENTS. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

      STANDBY COMMITMENT AGREEMENTS. The Developing Capital Markets Focus, Global Utility Focus and High Current Income Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

      PORTFOLIO STRATEGIES INVOLVING INDEXED AND INVERSE SECURITIES, OPTIONS, FUTURES AND FOREIGN EXCHANGE TRANSACTIONS. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Annex B of the Appendix attached to this Prospectus.

RISKS OF HIGH YIELD SECURITIES

      The Developing Capital Markets Focus Fund, High Current Income Fund and International Equity Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the Developing Capital Markets Focus Fund, High Current Income Fund and International Equity Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

      In an effort to minimize the risk of issuer default or bankruptcy, the Developing Capital Markets Focus Fund, High Current Income Fund and International Equity Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

      High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Developing Capital Markets Focus Fund, High Current Income Fund and International Equity Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

      Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the Developing Capital Markets Focus Fund, High Current Income Fund and International Equity Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

      SOVEREIGN DEBT. The junk bonds in which the Developing Capital Markets Focus Fund, High Current Income Fund and International Equity Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

      Holders of sovereign debt, including the Developing Capital Markets Focus Fund, High Current Income Fund and International Equity Focus Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

      In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

      The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

      The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                   DIRECTORS

      The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

      The Directors of the Company and their principal employment are as follows:

      ARTHUR ZEIKEL{1}-President of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); President and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML&Co.; and Director of the Merrill Lynch Funds Distributor, Inc. (the "Distributor").

      JOE GRILLS-Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

      WALTER MINTZ-Special Limited Partner of Cumberland Partners (investment partnership).


___________________
1 Interested person, as defined in the Investment Company Act of 1940, of the Company.

      ROBERT S. SALOMON, JR.-Principal of STI Management (investment adviser).

      MELVIN R. SEIDEN-Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

      STEPHEN   R.   SWENSRUD-Chairman   of   Fernwood   Associates  (financial
      consultants).


                              INVESTMENT ADVISER

      Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ("FAM"), acts as the investment adviser for over 130 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of March 31, 1997, MLAM and FAM had a total of approximately $247.2 billion in investment company and other portfolio assets under management including assets of certain affiliates.

      While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

      During the Company's fiscal year ended December 31, 1996, the advisory fees expense incurred by the Company totaled $24,131,430 of which $118,827 related to the Reserve Assets Fund (representing .50% of its average net assets), $2,160,063 related to the Prime Bond Fund (representing .44% of its average net assets), $1,881,541 related to the High Current Income Fund (representing .49% of its average net assets), $3,136,852 related to the Quality Equity Fund (representing .44% of its average net assets), $3,010,613 related to the Special Value Focus Fund (representing .75% of its average net assets), $1,638 related to the Index 500 Fund (representing .30% of its average net assets) all of which was voluntarily waived by MLAM, $297,742 related to the Natural Resources Focus Fund (representing .65% of its average net assets), $1,186,936 related to the American Balanced Fund (representing .55% of its average net assets), $1,386,726 related to the Domestic Money Market Fund (representing .50% of its average net assets), $3,715,122 related to the Global Strategy Focus Fund (representing .65% of its average net assets), $2,414,605 related to the Basic Value Focus Fund (representing .60% of its average net assets), $518,022 related to the Global Bond Focus Fund (representing .60% of its average net assets), $880,959 related to the Global Utility Focus Fund (representing .60% of its average net assets), $2,358,140 related to the International Equity Focus Fund (representing .75% of its average net assets), $765,718 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $52,388 was voluntarily waived by MLAM, $297,926 related to the Government Bond Focus Fund (representing .50% of its average net assets) of which $264,214 was voluntarily waived by MLAM.

      During the Company's fiscal year ended December 31, 1996, the total operating expenses of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses were as follows: $144,685 related to the Reserve Assets Fund (representing .61% of its average net assets), $2,418,846 related to the Prime Bond Fund (representing .49% of its average net assets), $2,096,102 related to the High Current Income Fund (representing .54% of its average net assets), $3,495,231 related to Quality Equity Fund (representing .49% of its average net assets), $3,240,858 related to the Special Value Focus Fund (representing .81% of its average net assets), $3,289 related to the Index 500 Fund (representing
 .60% of its average net assets), $358,882 related to the Natural Resources Focus Fund (representing .78% of its average net assets), $1,300,476 related to the American Balanced Fund (representing .60% of its average net assets), $1,507,384 related to the Domestic Money Market Fund (representing .54% of its average net assets), $4,077,255 related to the Global Strategy Focus Fund (representing .71% of its average net assets), $2,657,872 related to the Basic Value Focus Fund (representing .66% of its average net assets), $593,766 related to the Global Bond Focus Fund (representing .69% of its average net assets), $970,696 related to the Global Utility Focus Fund (representing .66% of its average net assets), $2,802,938 related to the International Equity Focus Fund (representing .89% of its average net assets), $1,009,535 related to the Developing Capital Markets Focus Fund (representing 1.31% of its average net assets), $353,780 related to the Government Bond Fund (representing .59% of its average net assets).

      The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

      The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The Reimbursement Agreement provides that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

      The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

CODE OF ETHICS

      The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

      The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

PORTFOLIO MANAGERS

      The following is information with respect to the Portfolio Managers for each of the Company's Funds.

      THOMAS R. ROBINSON has served as the Portfolio Manager of the American Balanced Fund, Global Strategy Focus Fund and Quality Equity Fund since
November 1995, and is primarily responsible for each such Fund's day-to-day management. He has served as a Senior Portfolio Manager of MLAM since November 1995. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

      KEVIN RENDINO has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

      DANIEL V. SZEMIS has served as the Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since May 1997 and is primarily responsible for the day-to-day management of the Special Value Focus Fund. Mr. Szemis has served as Vice President of MLAM since 1996. From 1990 to 1996, Mr. Szemis was a portfolio manager with Prudential Mutual Fund Investment Management Advisors.

      WALTER ROGERS has served as the Global Utility Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1987.

      ALDONA SCHWARTZ has served as the High Current Income Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1991 and employee of the Investment Adviser since 1986.

      ANDREW BASCAND has served as the International Equity Focus Fund's Co-Portfolio Manager since July 1993 and became sole Portfolio Manager in March 1997. He is primarily responsible for the Fund's day-to-day management. He has been the director of MLAM, U.K. and Vice President of Merrill Lynch Global Asset Management Limited (MLGAM) since 1993; Chief Economist with A.M.P. Investment (NZ) in New Zealand from 1989 to 1993; Economic Adviser to the Chief Economist of the Reserve Bank of New Zealand from 1987 to 1989; and Senior Research Officer of the Bank of England's International Department from 1986 to 1987.

      PETER LEHMAN has served as the Natural Resources Focus Fund's Portfolio Manager since January 1994, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1994; Senior Fund Analyst for an international fund managed by the Investment Adviser from 1992 to 1994; Director and Senior Portfolio Manager for Prudential Insurance Company of America from 1989 to 1991.

      JAY HARBECK has served as the Prime Bond Fund's and the Government Bond Fund's Portfolio Manager since July 1992 and May 1994 respectively, and is primarily responsible for the Funds day-to-day management. He has served as Vice President of MLAM since 1986.

      JACQUELINE ROGERS has served as the Portfolio Manager of the Domestic Money Market Fund and the Reserve Assets Fund since October 1996, and is primarily responsible for each such Fund's day-to-day management. She has served as Vice President of MLAM since January 1986.

      ROBERT PARISH has served as the Co-Portfolio Manager of Global Bond Focus Fund (formerly, the World Income Focus Fund) since July 1993 and, together with Sean Casey, is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1991 and was the Vice President and Senior Portfolio Manager for Templeton International from 1987 to 1991.

      GRACE PINEDA has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1989.

      ERIC MITOFSKY has served as the Index 500 Fund's Portfolio Manager since the Fund commenced operations in December 1996. He has served as a Vice President of MLAM since 1992, and was an employee of Merrill Lynch's Equity Trading Group from 1983 to 1992.

      SEAN CASEY has served as the Co-Portfolio Manager of the Global Bond Focus Fund (formerly, the World Income Focus Fund) since October 1995 and, together with Robert Parish, is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1995; Chief Investment Officer, Chase Asset Management from 1990 to 1995.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

      None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

      Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commission has issued an order permitting the Company to conduct certain principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. in U.S. Government and Government agency securities, and certain other money market securities, subject to certain terms and conditions. During the year ended December 31, 1996, the Company engaged in 16 transactions pursuant to such order involving approximately $64.9 million of securities. For the year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814, of which $266,405 was paid to Merrill Lynch.

                              PURCHASE OF SHARES

      The Company will offer shares of Class B Common Stock in each of its Funds to the Insurance Companies. Until such time as a share of a Fund's Class B Common Stock is purchased, the Company will offer shares of the Fund's Class B Common Stock at the per share price of the Fund's Class A Common Stock. Thereafter, the Company will continuously offer shares of the Fund's Class B Common at prices equal to the respective per share net asset value of the Fund's Class B Common Stock. Merrill Lynch Funds Distributor, Inc. (the "Distributor"), a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional Information-Determination of Net Asset Value."

      The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                             REDEMPTION OF SHARES

      The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

      It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market and Reserve Assets Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market and Reserve Assets Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced, Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

      All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market and Reserve Assets Funds, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

TAX TREATMENT OF THE COMPANY

      Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Fund, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction of losses) from the sale or other disposition of stocks, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Funds to dispose of certain securities at times when management of the Company might otherwise deem such disposition appropriate or desirable.

      If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF INSURANCE COMPANIES AS SHAREHOLDERS

      Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                               PERFORMANCE DATA

      From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the
commencement   of  the  World   Income  Focus  Fund's  operations  through  its
reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Statement of Additional Information for the fiscal year ended December 31, 1996 may not be indicative of such Fund's future performance.

      Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

      Yield  quotations will be computed based on a 30-day period  by  dividing
(a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. Because no Shares of Class B Common Stock were in issue prior to December 31, 1996, the yield information below relates to Class A Common Stock only. The yield for the 30-day period ending December 31, 1996 was 6.23% for the Prime Bond Fund, 9.30% for the High Current Income Fund, 6.42% for the Global Bond Focus Fund and 5.88% for the Government Bond Fund.

      Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

      On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper
Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                               DISTRIBUTION PLAN

      The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan permits the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class B Common Stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company,
(c) holding seminars and sales meetings designed to promote the distribution of the Class B Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class B Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company's Board of Directors determines is primarily intended to result in the sale of Class B Shares.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

      The net asset value of each class of shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading on each day the New York Stock Exchange is open for business. The New York Stock Exchange is open on business days other than national holidays (except for Martin Luther King Day, when it is open) and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market and Reserve Assets Funds is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. Since the net investment income of the Domestic Money Market and Reserve Assets Funds
(including realized and unrealized gains and losses on their portfolio securities) are declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration.

      Except with respect to securities held by the Domestic Money Market and Reserve Assets Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options being traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

      The Company has used pricing services, including Merrill Lynch Securities Pricing<trademark> Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1996, American Balanced Fund, Global Strategy Focus Fund, Global Utility Focus Fund, High Current Income Fund, Government Bond Fund, Prime Bond Fund and Global Bond Focus Fund paid MLSPS $278, $175, $77, $7,269, $822, $5,884 and $3,020, respectively.


ORGANIZATION OF THE COMPANY

      The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and Special Value Focus Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996. The authorized capital stock of the Company consists of 3,400,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,400,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into sixteen classes designated Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Special Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill

Lynch Index 500 Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock and Merrill Lynch Reserve Assets Fund Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

      Family Life purchased $1,000 worth of shares of each of the Natural Resources Focus Fund and the American Balanced Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company's other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market and Global Strategy Focus Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market Fund on February 20, 1992, $2,000,000 worth of shares of the Global Strategy Focus Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares of the Developing Capital Markets Focus Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. The organizational expenses of each of the Company's Funds are paid by the Investment Adviser. The Investment Adviser is reimbursed by MLLIC for all such expenses over a five-year period.

      In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund (a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (c) to change its name from the World Income Focus Fund to its current name; (ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate

Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.


INDEPENDENT AUDITORS

      Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.


CUSTODIAN

      The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.


TRANSFER AND DIVIDEND DISBURSING AGENT

      Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.


LEGAL COUNSEL

      Rogers & Wells, New York, New York, is counsel for the Company.


REPORTS TO SHAREHOLDERS

      The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.


ADDITIONAL INFORMATION

      This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

      The Statement of Additional Information, dated April 25, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                    ANNEX A

        DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND RATINGS


U.S. GOVERNMENT SECURITIES

      The Domestic Money Market Fund, Reserve Assets Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.


GOVERNMENT AGENCY SECURITIES

      The Domestic Money Market Fund, Reserve Assets Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.


DEPOSITARY INSTITUTIONS MONEY INSTRUMENTS

      The Domestic Money Market Fund and Reserve Assets Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued by U.S. issuers.

      A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

      The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing

                                Annex A-1

Capital Markets Focus Fund and the Quality Equity Fund) may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or
subsidiaries  of  foreign  banks ("Yankeedollar" obligations).   The  Fund  may
invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

      The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets Fund. The Reserve Assets Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

      Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.


SHORT-TERM DEBT INSTRUMENTS

      The Domestic Money Market Fund and Reserve Assets Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

      The Domestic Money Market Fund and Reserve Assets Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, SEE "PORTFOLIO RESTRICTIONS" IN THE PROSPECTUSES TO THE DOMESTIC MONEY MARKET FUND AND RESERVE ASSETS FUND.


                                   Annex A-2

      The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund) may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.


REPURCHASE AGREEMENTS

      REPURCHASE AGREEMENTS; PURCHASE AND SALE CONTRACTS. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities." The Domestic Money Markets and Reserve Assets Funds will not enter into repurchase agreements maturing in more than 30 days.

      REVERSE REPURCHASE AGREEMENTS. The Domestic Money Market and Reserve Assets Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.


DESCRIPTION OF CORPORATE BOND RATINGS

      Moody's Investors Service, Inc. ("Moody's"):

            Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or

                                        Annex A-3
      fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa-Bonds  which   are   rated   Baa  are  considered  medium-grade
      obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B-Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

            Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

            C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


      Standard & Poor's Ratings Services ("Standard & Poor's"):

            AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

            A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                                          Annex A-4

            BB-B-CCC-CC-Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            NR-Not rated by the indicated rating agency.

            Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                                        Annex A-5

                                    ANNEX B

                      DESCRIPTION OF DERIVATIVE INSTRUMENTS


      Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."


INDEXED AND INVERSE SECURITIES

      The Domestic Money Market Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Government Bond Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Prime Bond Fund and the Reserve Assets Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor's 500 Composite Index (the "S&P 500") or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund, the Global Strategy Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

      Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.


OPTIONS ON SECURITIES AND SECURITIES INDICES

      PURCHASING OPTIONS. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

                                     Annex B-1

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

      Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      WRITING OPTIONS. The American Balanced Fund, the Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Special Value Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund and the Quality Equity Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options - for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

                                   Annex B-2

      Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      TYPES OF OPTIONS. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. SEE "ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS" BELOW.


FUTURES

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

      The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

      The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

      A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

                                   Annex B-3

FOREIGN EXCHANGE TRANSACTIONS

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the International Equity Focus Fund, the Natural Resources Focus Fund and the Quality Equity Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

      Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

      The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. SEE "FUTURES" ABOVE.

      The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. SEE "TYPES OF OPTIONS" ABOVE AND "ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS" BELOW.

      No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

      RISK FACTORS IN HEDGING FOREIGN CURRENCY RISKS. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions.

                                  Annex B-4

Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

      Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

      Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

      Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.


ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

      Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

      The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

      Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of

                                    Annex B-5
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margin  to the extent that a Fund has unrealized gains in such  instruments  or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

      No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Focus Fund may acquire securities indexed to a precious metal or other natural resource index.


                                  Annex B-6

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